FORM 5500, SCHEDULE H, PART IV, LINE 4(i) - SCHEDULE OF ASSETS (HELD AT END OF YEAR)	12 Months Ended
Dec. 31, 2025
EMPLOYEE RETIREMENT SAVINGS PLAN
FORM 5500, SCHEDULE H, PART IV, LINE 4(i) - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
FORM 5500, SCHEDULE H, PART IV, LINE 4(i) - SCHEDULE OF ASSETS (HELD AT END OF YEAR)

VALMONT EMPLOYEE RETIREMENT SAVINGS PLAN

FORM 5500, SCHEDULE H, PART IV, LINE 4(i) – SCHEDULE OF ASSETS (HELD AT END OF YEAR)

DECEMBER 31, 2025

Employer Identification Number: 47-0351813

Plan Number: 003

		(c) Description of investment
		including maturity date,
	(b) Identity of issue, borrower,	rate of interest, collateral,		(e) Current
(a)	lessor, or similar party	par, or maturity value	(d) Cost	value

	DFA Emerging Markets Core Equity 2 Portfolio Institutional Class	Mutual fund	**	$6,795,990
	JPMorgan Mid Cap Value Fund Class L	Mutual fund	**	4,758,629
	T. Rowe Price Overseas Stock Fund I Class	Mutual fund	**	12,121,899
	Vanguard Inflation Protected Securities Fund Admiral Shares	Mutual fund	**	3,088,779
	Vanguard Mid-Cap Growth Index Fund Admiral Shares	Mutual fund	**	13,714,532
*	Fidelity 500 Index Fund	Mutual fund	**	56,749,585
*	Fidelity Global ex U.S. Index Fund	Mutual fund	**	10,216,355
*	Fidelity Contrafund K6	Mutual fund	**	51,090,208
*	Fidelity Small Cap Value Fund	Mutual fund	**	4,875,608
	Total mutual funds			163,411,585

	Galliard Stable Return Fund Q	Common collective trust	**	21,740,195
	Eagle Mid Cap Growth CIT Founders Class	Common collective trust	**	9,240,109
	Prudential Core Plus Bond Fund Class 15	Common collective trust	**	17,778,820
	Putnam Large Cap Value Trust Class IA	Common collective trust	**	14,916,744
	Vanguard Target Retirement Income Trust II	Common collective trust	**	10,156,340
	Vanguard Target Retirement 2020 Trust II	Common collective trust	**	18,218,347
	Vanguard Target Retirement 2025 Trust II	Common collective trust	**	44,890,612
	Vanguard Target Retirement 2030 Trust II	Common collective trust	**	77,221,463
	Vanguard Target Retirement 2035 Trust II	Common collective trust	**	76,894,240
	Vanguard Target Retirement 2040 Trust II	Common collective trust	**	70,147,005
	Vanguard Target Retirement 2045 Trust II	Common collective trust	**	62,995,092
	Vanguard Target Retirement 2050 Trust II	Common collective trust	**	48,927,668
	Vanguard Target Retirement 2055 Trust II	Common collective trust	**	32,240,518
	Vanguard Target Retirement 2060 Trust II	Common collective trust	**	25,406,343
	Vanguard Target Retirement 2065 Trust II	Common collective trust	**	6,929,374
	Vanguard Target Retirement 2070 Trust II	Common collective trust	**	3,194,137
	Voya Small Cap Growth Trust Fund Class 22	Common collective trust	**	8,878,756
	Total common collective trusts			549,775,763

*	Valmont Industries, Inc. common stock	Common stock	**	38,295,874

*	Notes receivable from participants	Participant loans - rates ranging from 4.25% to 9.50% and maturities through January 2031	**	14,925,876

				$766,409,098

* Represents a party-in-interest to the Plan

** Cost information is not required for participant-directed investments